Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
InfraCap MLP ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	0.42%	30.90%	23.47%	32.23%	52.22%	(49.79%)	4.95%	(25.10%)	(6.56%)	23.91%
InfraCap REIT Preferred ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.82%	9.85%	19.75%	(24.13%)	7.03%	(0.11%)	20.32%	(7.28%)
Virtus InfraCap U.S. Preferred Stock ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.49%	17.98%	24.82%	(20.91%)	24.07%	(7.98%)	32.14%
Virtus Biotech Clinical Trials ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	63.80%	(0.91%)	(1.64%)	(35.38%)	(22.35%)	30.82%	62.60%	(17.50%)	55.57%	(36.54%)
Virtus Biotech ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	32.77%	3.62%	17.44%	0.97%	(8.24%)	22.19%	24.88%	(13.80%)	23.79%	6.49%
Virtus Newfleet Multi-Sector Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.64%	5.97%	9.22%	(9.35%)	1.59%	7.50%	10.37%	(2.85%)	5.99%	7.86%
Virtus Private Credit Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(6.34%)	10.54%	21.55%	(11.32%)	33.03%	(8.92%)
Virtus Real Asset Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.52%	2.79%	5.70%	(9.36%)	24.01%	(6.06%)
Virtus WMC International Dividend ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	40.23%	3.50%	17.00%	(6.01%)	11.40%	4.97%	23.93%	(10.20%)